UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07503

Morgan Stanley Japan Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	May 31, 2008

Date of reporting period:	February 29, 2008

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Japan Fund

Portfolio of Investments February 29, 2008 (unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS (a) (99.1%)
	Advertising/Marketing Services (1.5%)
300	Dentsu Inc.	$690,381

	Apparel/Footwear (3.3%)
248,000	Descente, Ltd. (b)	1,302,513
34,000	Levi Strauss Japan Kabushiki Kaisha	210,017
		1,512,530
	Apparel/Footwear Retail (1.2)
56,000	Nishimatsuya Chain Co., Ltd. (b)	534,007

	Beverages: Non-Alcoholic (3.2%)
72,300	ITO EN, Ltd. (b)	1,469,341

	Chemicals: Specialty (4.3%)
17,100	Shin-Etsu Chemical Co., Ltd.	924,147
118,000	Taiyo Nippon Sanso Corp.	1,054,257
		1,978,404
	Computer Peripherals (4.1%)
32,300	Roland DG Corp.	1,027,511
372	Wacom Co., Ltd. (b)	850,616
		1,878,127
	Containers/Packaging (1.0%)
32,100	Pack Corp. (The)	453,931

	Electronic Components (11.3%)
527	AXELL Corp.	1,745,740
28,000	Hamamatsu Photonics KK	846,446
58,700	Hoya Corp.	1,492,462
121,700	Zuken Inc.	1,122,540
		5,207,188
	Electronic Equipment/Instruments (11.2%)
34,000	Canon Inc.	1,521,798
6,000	Keyence Corp.	1,393,560
52,500	Optex Co., Ltd.	689,806
97,000	Ricoh Co., Ltd.	1,558,485
		5,163,649
	Electronics/Appliance Stores (2.6%)
304,400	Culture Convenience Club Co., Ltd. (b)	1,178,175

	Electronics/Appliances (1.2%)
206,000	D & M Holdings, Inc. (b)	538,171

	Financial Conglomerates (3.2%)
350	Mizuho Financial Group, Inc.	1,453,882

	Food: Specialty/Candy (3.2%)
25,800	Unicharm Petcare Corp. (b)	1,463,468

	Industrial Machinery (2.5%)
10,900	SMC Corp.	1,155,708

	Information Technology Services (4.0%)
86,100	Hitachi Systems & Services, Ltd.	1,657,495
160	Works Applications Co., Ltd. (b)	198,813
		1,856,308

	Internet Retail (1.1%)
25,300	ASKUL Corp.	522,728

	Major Banks (3.3%)
209	Sumitomo Mitsui Financial Group, Inc.	1,503,627

	Miscellaneous Commercial Services (2.7%)
18,600	ART Corp. (b)	309,896
28,500	Secom Techno Service Co., Ltd.	907,099
		1,216,995
	Movies/Entertainment (1.9%)
72,400	Yoshimoto Kogyo Co. Ltd.	893,075

	Other Consumer Services (1.1%)
1,358	Chintai Corp.	487,273

	Pharmaceuticals: Other (7.2%)
45,400	Hisamitsu Pharmaceutical Co., Inc.	1,455,761
91,600	Tsumura & Co.	1,887,691
		3,343,452
	Railroads (3.1%)
179	East Japan Railway Co.	1,436,188

	Real Estate Development (1.1%)
70,900	Airport Facilities Co., Ltd. (Japan)	501,469

	Recreational Products (2.5%)
70,700	KOEI Co., Ltd. (b)	1,160,426

	Regional Banks (2.7%)
248,000	Fukuoka Financial Group, Inc.	1,266,913

	Restaurants (2.2%)
49,300	Ichibanya Co., Ltd. (b)	991,771

	Steel (4.1%)
22,900	JFE Holdings, Inc.	1,018,543
164,000	Nippon Steel Corp. (b)	861,617
		1,880,160
	Trucks/Construction/Farm Machinery (3.3%)
56,000	Hitachi Construction Machinery Co., Ltd.	1,521,061

	Wholesale Distributors (5.0%)
107,000	Marubeni Corp.	807,491
67,000	Toyota Tsusho Corp. (b)	1,694,682
		2,502,173
	TOTAL COMMON STOCKS
	(Cost $48,572,705)	45,760,581

	PREFERRED STOCK (0.7%)
	Beverages: Non-Alcoholic
23,550	ITO EN, Ltd. (Cost $399,841)	336,708

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENTS (9.3%)
	Short-Term Debt Securities held as Collateral on Loaned Securities (9.1%)
$97	Alliance and Leister PLC, 3.21%, 09/02/08 (c)		96,673
48	Bancaja, 4.04%, 11/12/08 (c)		48,336
48	Bank of New York Co., Inc. 3.17%, 08/08/08 (c)		48,336
48	BASF AG, 3.89%, 08/19/08 (c)		48,334
193	CAM U.S. Finance S.A. Unipersonal, 4.71%, 07/25/08 (c)		193,345
97	Canadian Imperial Bank N.Y., 3.17%, 07/28/08 (c)		96,673
174	CIT Group Holdings, 3.97%, 06/18/08 (c)		174,011
467	Citigroup Global Markets, Inc., 3.14%, 02/01/08		467,232
97	Credit Suisse First Boston, N.Y., 3.07%, 03/14/08 (c)		96,673
	First Tennessee Bank
48	3.14%, 08/15/08 (c)		48,336
193	3.15%, 08/15/08 (c)		193,340
48	Goldman Sachs Group, Inc., 3.19%, 09/12/08 (c)		48,336
48	HSBC Finance Corp., 3.20%, 08/05/08 (c)		48,336
193	IBM Corp., 3.22%, 09/08/08 (c)		193,345
483	Lehman Brothers Inc., 3.12%, 03/03/08		483,363
97	Macquarie Bank Ltd., 3.13%, 08/20/08 (c)		96,673
145	Metropolitan Life Global Funding, 3.11%, 08/21/08 (c)		145,009
992	Morgan Stanley Institutional Liquidity Funds, 3.89%, 03/03/08		991,861
193	National Rural Utilities Coop., Fin., 3.27%, 09/02/08 (c)		193,345
112	Nationwide Building Society, 4.92%, 07/28/08 (c)		112,140
193	National Bank of Canada, 3.13%, 04/02/08 (c)		193,338
	Unicredito Italiano Bank (IRE) PLC,
68	3.19%, 08/08/08 (c)		67,671
106	3.13%, 08/14/08 (c)		106,340

	Total Short-Term Debt Securities held as Collateral on Loaned Securities
	(Cost $4,191,046)		4,191,046

	Investment Company (d) (0.2%)
81	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class
	(Cost $81,339)		81,339

	Total Short-Term Investments
	(Cost $4,272,385)		4,272,385

	TOTAL INVESTMENTS
	(Cost $57,435,977) (e)	109.0%	50,369,674
	LIABILITIES IN EXCESS OF OTHER ASSETS	(9.0)	(4,199,271)
	NET ASSETS	100.0%	$46,170,403

(a)

Securities with total market value equal to $46,097,289 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(b)	All or a portion of these securities were on loan at February 29, 2008. The total value of the loaned securities and related collateral outstanding were $4,004,185 and $4,191,046, respectively.
(c)	Variable/Floating Rate Security - interest rate changes on these instruments are based on changes in a designated base rate. The rate shown are those in effect on February 29, 2008.
(d)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Japan Fund

Summary of Investments February 29, 2008 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS

Electronic Components	$5,207,188	10.3%
Electronic Equipment/Instruments	5,163,649	10.3
Collateral on Loaned Securities	4,191,046	8.3
Pharmaceuticals: Other	3,343,452	6.6
Wholesale Distributors	2,502,173	5.0
Chemicals: Specialty	1,978,404	3.9
Steel	1,880,160	3.7
Computer Peripherals	1,878,127	3.7
Information Technology Services	1,856,308	3.7
Beverages: Non-Alcoholic	1,806,049	3.6
Trucks/Construction/Farm Machinery	1,521,061	3.0
Apparel/Footwear	1,512,530	3.0
Major Banks	1,503,627	3.0
Food: Specialty/Candy	1,463,468	2.9
Financial Conglomerates	1,453,882	2.9
Railroads	1,436,188	2.9
Regional Banks	1,266,913	2.5
Miscellaneous Commercial Services	1,216,995	2.4
Electronics/Appliance Stores	1,178,175	2.3
Recreational Products	1,160,426	2.3
Industrial Machinery	1,155,708	2.3
Restaurants	991,771	2.0
Movies/Entertainment	893,075	1.8
Advertising/Marketing Services	690,381	1.4
Electronics/Appliances	538,171	1.1
Apparel/Footwear Retail	534,007	1.1
Internet Retail	522,728	1.0
Real Estate Development	501,469	1.0
Other Consumer Services	487,273	1.0
Containers/Packaging	453,931	0.9
Investment Company	81,339	0.2

	$50,369,674	100.0%

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Japan Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 17, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 17, 2008